Cash and cash equivalents - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	€ 30,146	€ 34,100
Bank deposits restricted to securitization programs and warehouses credit facilities
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	663	451
Argentina
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	111	114
Algeria
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 276	€ 276